Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Gross amounts		£ 593,589	£ 583,221
Amounts offset	[1]	(254,459)	(245,133)
Net amounts reported on the balance sheet		339,130	338,088
Financial instruments		(172,001)	(184,265)
Financial collateral	[2]	(155,099)	(141,642)
Net amount		12,030	12,181
Amounts not subject to enforceable netting arrangements	[3]	4,757	12,167
Balance sheet total		343,887	350,255
Disclosure of offsetting of financial liabilities [line items]
Gross amounts		(609,519)	(627,646)
Amounts offset	[1]	254,001	244,560
Net amounts reported on the balance sheet		(355,518)	(383,086)
Financial instruments		172,001	184,265
Financial collateral	[2]	173,124	187,517
Net amount		(10,393)	(11,304)
Amounts not subject to enforceable netting arrangements	[3]	(21,187)	(22,288)
Balance sheet total	[4]	(376,705)	(405,374)
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts		(233,543)	(253,030)
Amounts offset	[1]	18,229	21,065
Net amounts reported on the balance sheet		(215,314)	(231,965)
Financial instruments		172,001	184,265
Financial collateral	[2]	32,959	36,444
Net amount		(10,354)	(11,256)
Amounts not subject to enforceable netting arrangements	[3]	(4,329)	(6,380)
Balance sheet total	[4]	(219,643)	(238,345)
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	[5]	(375,976)	(374,616)
Amounts offset	[1],[5]	235,772	223,495
Net amounts reported on the balance sheet	[5]	(140,204)	(151,121)
Financial instruments	[5]	0	0
Financial collateral	[2],[5]	140,165	151,073
Net amount	[5]	(39)	(48)
Amounts not subject to enforceable netting arrangements	[3],[5]	(16,858)	(15,908)
Balance sheet total	[4],[5]	(157,062)	(167,029)
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts		239,180	256,881
Amounts offset	[1]	(18,687)	(21,638)
Net amounts reported on the balance sheet		220,493	235,243
Financial instruments		(172,001)	(184,265)
Financial collateral	[2]	(36,904)	(39,262)
Net amount		11,588	11,716
Amounts not subject to enforceable netting arrangements	[3]	2,045	2,426
Balance sheet total	[4]	222,538	237,669
Reverse repurchase agreements and other similar secured lending [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts	[5]	354,409	326,340
Amounts offset	[1],[5]	(235,772)	(223,495)
Net amounts reported on the balance sheet	[5]	118,637	102,845
Financial instruments	[5]	0	0
Financial collateral	[2],[5]	(118,195)	(102,380)
Net amount	[5]	442	465
Amounts not subject to enforceable netting arrangements	[3],[5]	2,712	9,741
Balance sheet total	[4],[5]	£ 121,349	£ 112,586

[1]

Amounts offset for Derivative financial assets include cash collateral netted of £2,187m ( 2017 : £2,393m). Amounts offset for Derivative financial liabilities include cash collateral netted of £2,645 m ( 2017 : £1,820m). Settlements assets and liabilities have been offset amounting to £23,095m ( 2017 : £13,241m). No other significant recognised financial assets and liabilities were offset in the balance sheet. Therefore, the only balance sheet categories necessary for inclusion in the table are those shown above

[2]

Financial collateral of £ 36,904 m ( 2017 : £ 39,262 m) was received in respect of derivative assets, including £31,402m ( 2017 : £33,092m) of cash collateral and £5,502m ( 2017 : £6,170m) of non-cas h collateral . Financial collateral of £ 32,959 m ( 2017 : £ 36,444 m) was placed in respect of derivative liabilities, including £29,8 42m ( 2017 : £32,575m) of cash collateral and £3, 117 m ( 2017 : £3,869m) of non-cas h collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation

[3]	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction
[4]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’
[5]

Repurchase and Reverse Repurchase agreements include instrumen ts at amortised cost and instruments designated at fair value through profit and loss. Reverse repurchase agreements and other similar secured lending of £121,349m ( 2017 : £112,586m) is split by fair value £119,041m ( 2017 : £100,040m) and amortised cos t £2,308m ( 2017 : £12,546m). Repurchase agreements and other similar secured borrowing of £157,062m ( 2017 : £167,029m) is split by fair value £138,484m ( 2017 : £126,691m) and amortised cost £18,578m ( 2017 : £40,338m).